Related parties (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Apr. 30, 2025
Disclosure of transactions between related parties [line items]
Interest expense	$ 60.7	$ 69.8
Unrealized foreign exchange gains (losses) on intra-group loan balances	21.6	(24.5)
Mitsubishi Materials Corporation [Member]
Disclosure of transactions between related parties [line items]
Revenue from sale of goods	78.0	274.1
Outstanding trade receivables	$ 0.0	45.3
Interest expense		$ 0.9
Mitsubishi Materials Corporation [Member] | Copper Mountain Mine (BC) Ltd. [Member]
Disclosure of transactions between related parties [line items]
Percentage of voting equity interests acquired			25.00%